Long-Term Debt (Components Of Lease Cost) (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Lease Cost [Line Items]
Total operating lease cost	$ 17	$ 15	$ 32	$ 30	$ 62
Amortization of right of use assets	18	20	36	41	79
Interest on lease liabilities	2	2	3	3	5
Total finance lease cost	20	22	39	44	84
Production Costs And Taxes [Member]
Lease Cost [Line Items]
Total operating lease cost	4	3	7	6	13
General and Administrative [Member]
Lease Cost [Line Items]
Total operating lease cost	$ 13	$ 12	$ 25	$ 24	$ 49